Supplemental pension plans (Details 5)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets of the Alvorada Plan
Asset categories
Equities	0.00%	0.00%
Fixed income	93.50%	93.30%
Real estate	5.30%	5.40%
Other	1.20%	1.30%
Total	100.00%	100.00%
Assets of the Bradesco Plan
Asset categories
Equities	9.60%	7.90%
Fixed income	86.60%	87.50%
Real estate	1.90%	2.50%
Other	1.90%	2.10%
Total	100.00%	100.00%
Assets of the Kirton Plan
Asset categories
Equities	0.00%	0.00%
Fixed income	100.00%	100.00%
Real estate	0.00%	0.00%
Other	0.00%	0.00%
Total	100.00%	100.00%
Assets of the Losango Plan
Asset categories
Equities	18.50%	17.70%
Fixed income	78.90%	82.30%
Real estate	0.00%	0.00%
Other	2.60%	0.00%
Total	100.00%	100.00%